Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Allowance for Doubtful Accounts Receivable, Current	$ 404	2,542		2,663
Common Stock, Par Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	154,473,159	154,473,159	152,654,148	152,654,148
Common Stock, Shares, Outstanding	154,473,159	154,473,159	152,654,148	152,654,148